RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 13, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amount fue from related party	$ 947,487		$ 932,640
Awinner Limited [Member]
Related Party Transaction [Line Items]
Amount fue from related party	875,000	$ 875,000
Ming Chia Huang [Member]
Related Party Transaction [Line Items]
New borrowing loan	$ 365,000
Loan contracts description	(1) the Company entered into several one-year loan contracts with Ming-Chia Huang with an aggregate outstanding balance of approximately US$1,262,000; (2) accrued interest expenses of approximately US$32,000; (3) payables to him approximately by US$37,000; and (4) decrease resulting from conversion of debt to equity by US$900,000: specifically
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
annual interest rate	6.00%